Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Remuneration	$ 1,246	$ 2,362
Director
Disclosure of transactions between related parties [line items]
Remuneration	405	560
Short-term employee benefits	405	425
Share-based payments		135
Other Members of Key Managerial Personnel
Disclosure of transactions between related parties [line items]
Remuneration	841	1,802
Short-term employee benefits	645	874
Share-based payments	$ 196	$ 928